Commitments and Contingencies - Additional Information - Navion Hispania (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Navion Offshore Loading [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] NOK	Dec. 31, 2014 Navion Offshore Loading [Member] Loss from Catastrophes [Member] USD ($)	Dec. 31, 2014 Navion Offshore Loading [Member] Loss from Catastrophes [Member] NOK
Long-term Purchase Commitment [Line Items]
Loss contingency, liability accrual			$ 0	$ 29,000,000	216,400,000	$ 15,800,000	117,500,000
Accounts receivable	378,193,000	528,594,000		29,000,000	216,400,000	15,800,000	117,500,000
Accounts receivable			$ 0